Other noncurrent assets (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jul. 16, 2014	Dec. 31, 2014
Other noncurrent assets [Line Items]
Debt securities capital redemption	$ 46	$ 0
Series one notes received by Zim [Member]
Other noncurrent assets [Line Items]
Debt securities capital redemption	46
Held-to-maturity Securities	1,406		$ 1,452
Debt Securities, Fair Value			$ 676
Held-to-maturity Securities, Restrictions, Additional Information			The 3% Series 1 notes due 2023 amortizing subject to available cash flow in accordance with a corporate mechanism.
Series two notes received by Zim [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities			$ 6,777
Debt Securities, Fair Value			$ 3,567
Held-to-maturity Securities, Restrictions, Additional Information			The 5% Series 2 notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterlyin cash and 2% is accrued quarterly with deferred cash payment on maturity).
Zims equity and debt securities [Member]
Other noncurrent assets [Line Items]
Fair value unwinding	$ 321	$ 484
Write-off deriving from fair value measurement				$ 2,888
Equity Securities [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities			$ 8,229
Equity Securities, Fair Value			$ 7,802